Discontinued Operations	3 Months Ended
Mar. 31, 2011
Discontinued Operations [Abstract]
Discontinued operations
9. Discontinued operations
(a) 2011 Southeast Asian Business Disposition:
     On July 6, 2011, we sold our Southeast Asian products business, through which we provided oilfield equipment sales, rentals and refurbishment services, to MTQ, a Singapore firm that provides engineering services to oilfield and industrial equipment users and manufacturers. Proceeds from the sale of this business totaled $21,913, of which $2,613 represented cash on hand at July 6, 2011 which was transferred to us in October 2011 pursuant to the final settlement.
     Although this sale did not represent a material disposition of assets relative to our total assets as presented in the accompanying balance sheets, the Southeast Asian products business did represent a significant portion of the assets and operations which were attributable to our product sales business segment for the periods presented, and therefore, we accounted for it as discontinued operations. We revised our financial statements and reclassified the assets and liabilities of the Southeast Asian products business as discontinued operations as of the date of each balance sheet presented and removed the results of operations of the Southeast Asian products business from net income from continuing operations, and presented these separately as income from discontinued operations, net of tax, for each of the accompanying statements of operations.
     Additionally, because our Southeast Asian products business represented over 85% of the product sales segment revenue, we have restructured our reportable segments to better reflect our current operations. Our remaining product sales business has been combined with our drilling services segment. A reconciliation of the original presentation of our reportable segments for the quarters ended March 31, 2011 and 2010 to the current reportable segments is presented below in Note 10, “Segment information.”
     The following table summarizes the operating results for this disposal group for the quarters ended March 31, 2011 and 2010:

	Quarter Ended
	March 31,
	2011	2010
Revenue	$6,031	$7,342
Income before taxes	$1,050	$1,372
Taxes	$135	$248

Net income	$915	$1,124

Earnings per share information:
Basic	$0.01	$0.01

Diluted	$0.02	$0.01

     The following table presents the assets and liabilities of this disposal group as of March 31, 2011 and December 31, 2010.

	March 31, 2011	December 31, 2010
Current assets:
Cash	$6,417	$7,546
Accounts receivable	$6,361	$3,664
Inventory, net	$5,104	$5,147
Prepaid expenses	$515	$343

Current assets of discontinued operations	$18,397	$16,700

Long-term assets:
Property, plant and equipment, net	$5,038	$5,096
Goodwill	$2,858	$2,858
Other long-term assets	$942	$943

Long-term assets of discontinued operations	$8,838	$8,897

Current liabilities
Accounts payable	$1,186	$597
Accrued liabilities	$2,105	$2,244
Income taxes payable	$131	$—

Current liabilities of discontinued operations	$3,422	$2,841

Long-term liabilities of discontinued operations:
Deferred income taxes	$9	$33
     We have included cash held by the disposal group as a component of current assets of discontinued operations for the accompanying balance sheet at December 31, 2010, rather than including this amount as cash and cash equivalents of the consolidated entity at December 31, 2010. For cash flow statement presentation, the sources and uses of cash for this disposal group are presented as operating, investing and financing cash flows, as applicable, combined with such cash flows for continuing operations, as permitted by US GAAP.
(b) November 2011 Disposition:
     On November 11, 2011, we signed a definitive agreement to sell I.E. Miller Services, Inc. (“IEM”), a wholly-owned subsidiary which operates a drilling logistics business based in Eunice, Louisiana, for approximately $110,000, subject to working capital and other adjustments. We expect to complete this sale during the fourth quarter of 2011, and we expect to record a gain on this transaction.
     This business is a component of our drilling services business segment. We expect to account for this operation as discontinued. However, the requirement to record discontinued operations pursuant to U.S. GAAP had not been met as of December 31, 2010 or September 30, 2011. The following table presents the unaudited pro forma effect of the sale of this business on the presentation of revenue, income before taxes and net income for each of the periods presented in the accompanying statements of operations. No pro forma effect of the gain or loss on the sale of this business is included.

	As Reported	IEM	Pro Forma
Quarter ended March 31, 2011
Revenue	$489,186	$(31,663)	$457,523
Income from continuing operations before taxes	$61,145	$(5,493)	$55,652
Taxes	$23,126	$2,063	$21,063

Net income from continuing operations	$38,019	$(3,430)	$34,589

Quarter ended March 31, 2010

Revenue	$302,362	$(22,339)	$280,023
Income (loss) from continuing operations before taxes	$(5,476)	$(2,163)	$(7,639)
Taxes	$1,590	$834	$2,424

Net income (loss) from continuing operations	$(3,886)	$(1,329)	$(5,215)

The following table presents the unaudited pro forma balance sheet for each of the applicable periods presented, assuming the assets and liabilities associated with IEM were classified as held for sale at March 31, 2011 and December 31, 2010.

	As Reported	IEM	Pro Forma
As of March 31, 2011
Current assets:
Cash	$137,594	$(1)	$137,593
Accounts receivable	$384,529	$(25,680)	$358,849
Prepaid expenses	$20,773	$(364)	$20,409
Current assets of discontinued operations	$18,397	$26,045	$44,442

Long-term assets:
Property, plant and equipment, net	$953,719	$(34,209)	$919,510
Goodwill	$247,705	$(3,537)	$244,168
Long-term assets of discontinued operations	$8,838	$37,746	$46,584

Current liabilities:
Accounts payable	$62,723	$(5,355)	$57,368
Accrued liabilities	$40,881	$(5,180)	$35,701
Accrued payroll and payroll burdens	23,808	(1,436)	22,372
Income tax payable (receivable)	$(26,495)	$(8,233)	$(34,728)
Current liabilities of discontinued operations	$3,422	$20,204	$23,626

Long-term liabilities:
Long-term deferred tax liabilities	$211,210	$(8,876)	$202,334
Long-term liabilities of discontinued operations	$9	$8,876	$8,885

	As Reported	IEM	Pro Forma
As of December 31, 2010
Current assets:
Accounts receivable	$341,984	$(21,070)	$320,914
Prepaid expenses	$18,357	$(544)	$17,813
Current assets of discontinued operations	$16,700	$21,614	$38,314

Long-term assets:
Property, plant and equipment, net	$950,932	$(35,162)	$915,770
Goodwill	$247,675	$(3,537)	$244,138
Long-term assets of discontinued operations	$8,897	$38,699	$47,596

Current liabilities:
Accounts payable	$74,502	$(4,262)	$70,240
Accrued liabilities	$42,993	$(4,824)	$38,169
Accrued payroll and payroll burdens	$26,284	$(1,783)	$24,501
Income tax payable (receivable)	$(24,124)	$(6,166)	$(30,290)
Current liabilities of discontinued operations	$2,841	$17,035	$19,876

Long-term liabilities:
Long-term deferred tax liabilities	$190,389	$(8,916)	$181,473
Long-term liabilities of discontinued operations	$33	$8,916	$8,949